Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets
Goodwill and Intangible Assets

12.Goodwill and Intangible Assets

Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets					Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships(2)	names(1)(2)	and other(1)(2)	Subtotal
Balance - January 1, 2025	4,124.9	503.2	1,203.5	1,844.6	602.0	4,153.3	8,278.2
Additions(3)	140.1	—	3.8	268.7	172.4	444.9	585.0
Disposals(3)	(76.8)	—	—	(236.4)	(25.8)	(262.2)	(339.0)
Amortization	—	—	(132.9)	(10.4)	(121.8)	(265.1)	(265.1)
Impairments(4)	(32.0)	—	(2.1)	—	(67.3)	(69.4)	(101.4)
Foreign exchange effect and other	74.2	—	21.4	65.0	21.1	107.5	181.7
Balance - December 31, 2025	4,230.4	503.2	1,093.7	1,931.5	580.6	4,109.0	8,339.4

Gross carrying amount	4,553.3	503.2	2,064.7	1,997.3	1,284.8	5,850.0	10,403.3
Accumulated amortization	—	—	(942.5)	(31.1)	(674.2)	(1,647.8)	(1,647.8)
Accumulated impairment and other	(322.9)	—	(28.5)	(34.7)	(30.0)	(93.2)	(416.1)
	4,230.4	503.2	1,093.7	1,931.5	580.6	4,109.0	8,339.4

	Goodwill	Intangible assets					Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships(2)	names(1)(2)	and other(1)(2)	Subtotal
Balance - January 1, 2024	3,121.9	503.2	1,070.6	1,169.9	510.7	3,254.4	6,376.3
Additions(3)	1,152.5	—	335.8	777.9	272.5	1,386.2	2,538.7
Disposals	(22.9)	—	(17.0)	(1.0)	(3.2)	(21.2)	(44.1)
Amortization	—	—	(125.0)	(2.8)	(138.7)	(266.5)	(266.5)
Impairments	(30.3)	—	(52.0)	(2.6)	(10.6)	(65.2)	(95.5)
Foreign exchange effect and other	(96.3)	—	(8.9)	(96.8)	(28.7)	(134.4)	(230.7)
Balance - December 31, 2024	4,124.9	503.2	1,203.5	1,844.6	602.0	4,153.3	8,278.2

Gross carrying amount	4,488.0	503.2	2,039.4	1,901.3	1,839.9	6,283.8	10,771.8
Accumulated amortization	—	—	(803.7)	(20.1)	(1,209.6)	(2,033.4)	(2,033.4)
Accumulated impairment and other	(363.1)	—	(32.2)	(36.6)	(28.3)	(97.1)	(460.2)
	4,124.9	503.2	1,203.5	1,844.6	602.0	4,153.3	8,278.2
(1)

Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2025 of $2,345.7 (December 31, 2024 - $2,294.7), which included brand names of $1,753.2 (December 31, 2024 - $1,700.5). Brand names and Lloyd’s participation rights are considered to be indefinite-lived based on their strength, history and expected future use.

(2)

Intangible assets with a finite life, including customer and broker relationships (8 to 20 years) and computer software (3 to 15 years), had an aggregate carrying value at December 31, 2025 of $1,763.3 (December 31, 2024 - $1,858.6).

(3)

On August 13, 2025 the company acquired The Keg Royalties Income Fund (“The Keg Fund”) and recorded the transaction as an asset purchase substantially comprised of the brand name and other intellectual property used in the operation of The Keg restaurants. On September 25, 2025 the company deconsolidated Keg Restaurants Ltd. During 2024 the company acquired Sleep Country and acquired additional interests in Meadow Foods and Peak Achievement, and consolidated their assets and liabilities on their respective acquisition dates. See note 21.

(4)	Primarily reflects non-cash impairment charges of $108.6 recorded at Boat Rocker in relation to its strategic transaction with Blue Ant. See note 21.

Goodwill and intangible assets were allocated to the company’s cash-generating units (“CGUs”) as follows:

	December 31, 2025			December 31, 2024
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	387.6	1,327.6	940.0	431.0	1,371.0
Gulf Insurance	346.3	513.4	859.7	346.6	542.9	889.5
Brit(1)	169.1	520.9	690.0	167.3	521.6	688.9
Zenith National	317.6	55.0	372.6	317.6	62.6	380.2
Crum & Forster	132.6	73.3	205.9	132.6	84.0	216.6
Northbridge	77.8	101.6	179.4	76.9	110.9	187.8
Odyssey Group	107.9	56.2	164.1	107.9	49.8	157.7
All other(1)(2)	98.1	126.2	224.3	92.5	112.3	204.8
	2,189.4	1,834.2	4,023.6	2,181.4	1,915.1	4,096.5
Non-insurance companies
Recipe	266.6	899.7	1,166.3	264.0	835.3	1,099.3
Sleep Country	613.8	455.3	1,069.1	517.3	398.3	915.6
Peak Achievement	270.9	434.7	705.6	279.0	443.0	722.0
Meadow Foods	240.0	320.6	560.6	222.0	322.2	544.2
AGT	154.4	58.4	212.8	148.2	55.5	203.7
Thomas Cook India	117.5	51.9	169.4	123.4	46.0	169.4
Boat Rocker(3)	—	—	—	29.4	78.1	107.5
All other(4)	377.8	54.2	432.0	360.2	59.8	420.0
	2,041.0	2,274.8	4,315.8	1,943.5	2,238.2	4,181.7
	4,230.4	4,109.0	8,339.4	4,124.9	4,153.3	8,278.2
(1)	On January 1, 2025 Ki completed the separation from its parent company Brit and became a separate operating company within the Global Insurers and Reinsurers reporting segment.
(2)	Comprised primarily of balances related to Ki, AMAG Insurance, Eurolife General and Fairfax Central and Eastern Europe.
(3)	On August 1, 2025 the company deconsolidated Boat Rocker upon its strategic transaction with Blue Ant. See note 21.
(4)	Comprised primarily of balances related to Dexterra Group, Grivalia Hospitality and Fairfax India’s subsidiaries.

Impairment tests for goodwill and indefinite-lived intangible assets were completed during 2025 and it was concluded that no significant impairments had occurred. When testing for impairment, the recoverable amount of each CGU or group of CGUs was based on the higher of (i) fair value less costs of disposal, determined using market prices inclusive of a control premium or discounted cash flow models, and (ii) value-in-use, determined using discounted cash flow models.

In preparing discounted cash flow models, cash flow projections typically covering a five year period were derived from financial budgets approved by management. A number of other assumptions and estimates including net insurance revenue, investment returns, regulatory capital ratios, other revenues, expenses, royalty rates and working capital requirements were required to be incorporated into the discounted cash flow models. The forecasts were based on best estimates of future net insurance revenue or other revenues and operating expenses using historical trends, general geographical market conditions, industry trends and forecasts and other available information. These assumptions and estimates were reviewed by the applicable CGU’s management and by Fairfax management. The cash flow forecasts were adjusted by applying appropriate discount rates within a range of 9.8% to 11.8% for insurance and reinsurance subsidiaries, and 10.7% to 14.7% for non-insurance subsidiaries. A long term investment return within a range of 5.0% to 7.0% was applied to the investment portfolios of insurance and reinsurance subsidiaries. The long term growth rates used to extrapolate cash flows beyond five years for the majority of the CGUs ranged from 2.3% to 3.7%.